RESTRICTED CASH	12 Months Ended
Nov. 30, 2018
Restricted Cash And Cash Equivalent Abstract
RESTRICTED CASH
4.	RESTRICTED CASH

As at November 30, 2018, the Company held $574,510 in restricted cash (2017 - $Nil). Restricted cash is held by the Company’s legal counsel in a trust account pursuant to the terms of an escrow agreement arising from the disposition of LBIX’s legacy beverage business. These funds are held aside for the purpose of existing claims, excluded liabilities and financial lease liabilities during the escrow period as specified in the terms of the sale agreement in relation to LBIX’s legacy beverage business (Note 20).